Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 186,896,801		$ 422,488,868
Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	24,225,682		27,749,337
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 250,000
LI Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	3,284,942		3,284,942
Debt Securities	5,549,687		22,853,101
LI Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	97,911		50,000
Debt Securities	236,626		363,166
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	4,192,612		4,192,612
Debt Securities	7,510,051		30,242,976
LIII Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	50,000		100,000
Debt Securities	130,110		732,364
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	4,779,859		4,779,859
Debt Securities	12,448,524		34,329,999
LIV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	83,000		135,000
Debt Securities	215,677		953,378
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		10,141,234	10,141,234
Debt Securities	12,489,778		52,490,398
LV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	50,000		2,585,727
Debt Securities	116,756		17,623,349
LVII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	12,512,200		8,437,300
Debt Securities	22,434,392		57,604,972
LVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	50,000		189,000
Debt Securities	118,429		1,326,430
LVIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	12,214,678
Debt Securities	9,355,914
LVIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	49,625
Debt Securities	120,680
LIX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	12,072,087
Debt Securities	25,150,161
LIX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	2,026,702
Debt Securities	4,937,834
LX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	27,381,323
Debt Securities	48,304,758
LX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	7,665,541
Debt Securities	$ 18,349,570
XII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			5,829,400
Debt Securities			37,237,258
XII | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			40,000
Debt Securities			302,601
XLVII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value				$ 8,500
Debt Securities				9,571,555
XLVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2
Debt Securities			2,404
XLIX Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			1,246,500
Debt Securities			11,176,218
XLIX Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			57,000
Debt Securities			404,446
LI Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2,715,058
Debt Securities			19,154,899
LI Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			8,703
Debt Securities			61,286
LII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		7,500		7,500
Debt Securities		$ 12,334,506		$ 8,366,781
LII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			13
Debt Securities			13,911
LIII Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,532,644
Debt Securities			33,141,854
LIII Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			365,168
LIV Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			3,220,141
Debt Securities			23,672,243
LIV Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			170
Debt Securities			1,237
LV Serie I | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			6,968,538
Debt Securities			42,456,312
LV Serie I | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			831,590
Debt Securities			$ 5,599,597